Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000203110 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203110 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203110 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203110 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000203110 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203110 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203110 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203110 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203110 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203110 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203110 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203110 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203110 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203110 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203110 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203111 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203111 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203111 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203111 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000203111 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203111 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203111 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203111 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203111 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203111 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203111 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203114 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203114 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203114 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203114 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000203114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203114 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203114 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203114 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203114 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203114 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203114 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203114 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203114 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203116 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203116 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203116 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203116 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000203116 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203116 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203116 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203116 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203116 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203116 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203116 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203116 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203116 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203116 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%